Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Expense
The components of lease expense were as follows:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Operating lease expense	22,268	20,488
Variable lease expense, including non-lease components	13,003	15,165
Total lease expense	35,271	35,653

Maturities of Lease Liabilities
Maturities of lease liabilities as at December 31, 2021 were as follows:

Fiscal Year	Offices $	Warehouses and Commercial Spaces $	Total $
2022	33,778	4,202	37,980
2023	43,739	5,266	49,005
2024	48,480	5,108	53,588
2025	52,098	4,762	56,860
2026	53,127	4,407	57,534
Thereafter	321,285	45,045	366,330
Total future minimum payments	552,507	68,790	621,297
Minimum payments related to leases that have not yet commenced	(52,837)	—	(52,837)
Minimum payments related to variable lease payments, including non-lease components	(223,393)	(33,316)	(256,709)
Imputed interest	(44,707)	(4,520)	(49,227)
Total lease liabilities	231,570	30,954	262,524